Related party transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related party transactions
Schedule of transactions

Transactions with Ant Group and its affiliates

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Amounts earned by the Company
Cloud services revenue (i)	3,916	5,536	8,409
Administrative and support services (i)	1,208	1,165	565
Annual fee for SME loan business (ii)	954	708	—
Marketplace software technology services fee and other amounts earned (i)	2,427	2,358	2,831
	8,505	9,767	11,805

Amounts incurred by the Company
Payment processing and escrow services fee (iii)	10,598	11,824	12,484
Other amounts incurred (i)	4,509	3,542	2,271
	15,107	15,366	14,755

(i)
The Company has other commercial arrangements and cost sharing arrangements with Ant Group and its affiliates on various sales and marketing, cloud, and other administrative and support services.
(ii)
Pursuant to the SAPA, the Company entered into software system use and service agreements with Ant Group in 2014, under which the Company would receive annual fees for SME loan business for a term of seven years. In calendar years 2018 to 2021, the Company received or will receive annual fees equal to the amount received in calendar year 2017, which was equal to 2.5% of the average daily balance of the SME loans made by Ant Group and its affiliates during that year. The annual fee payment by Ant Group in relation to SME loan business was terminated in December 2021.
(iii)
The Company has a commercial agreement with Alipay whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.